Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Noncontrolling Interest	AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Redeemable Noncontrolling Interest [Member]
Increase (Decrease) In Equity [Roll Forward]
Shareowners' Equity		$ 15,300	$ (21,922)	$ 44,611	$ (115)	$ (6,661)
Noncontrolling interest							$ 1,351
Total Equity	$ 32,564
Increase (Decrease) in Temporary Equity [Roll Forward]
Redeemable Noncontrolling Interest									$ 140
Net Income - Retained Earnings	7,608			7,608
Net Income - NCI							(358)
Net income	7,966
Other comprehensive income (loss), net of tax - AOCI						(958)
Other comprehensive income (loss), net of tax - NCI							61		(12)
Other comprehensive income (loss), net of tax	(1,031)							$ (1,019)
Common Stock issued - equity unit settlement	1,100	1,100
Common Stock issued under employee plans	394	379	7	(2)	10
Common stock contributed to defined benefit plans	250	112	138
Common Stock repurchased	10,000	870	9,130
Dividends on Common Stock	2,184			2,184
Dividends on ESOP Common Stock	75			75
Dividends attributable to noncontrolling interest	337						337
Purchase of subsidiary shares from noncontrolling interest	17	12					5
Sale of subsidiary shares in noncontrolling interest	39	24					15
Acquisition of noncontrolling interest	173						173
Disposition of noncontrolling interest	4						4
Redeemable noncontrolling interest reclassification to noncontrolling interest	(2)			(2)					2
Redeemable noncontrolling interest in subsidiaries' earning	4						4		(4)
Dividends attributable to noncontrolling interest - RNCI									(3)
Purchase of subsidiary shares from noncontrolling interest - RNCI									(9)
Shareowners' Equity		16,033	(30,907)	49,956	(105)	(7,619)
Noncontrolling interest							1,486
Total Equity	28,844
Redeemable Noncontrolling Interest									122
Net Income - Retained Earnings	5,055			5,055
Net Income - NCI							(371)
Net income	5,426
Other comprehensive income (loss), net of tax - AOCI						(715)
Other comprehensive income (loss), net of tax - NCI							27		(20)
Other comprehensive income (loss), net of tax	(762)							(742)
Common Stock issued under employee plans	281	262	9		10
Common Stock repurchased	2,254	(998)	3,252
Dividends on Common Stock	2,069			2,069
Dividends on ESOP Common Stock	74			74
Dividends attributable to noncontrolling interest	345						345
Purchase of subsidiary shares from noncontrolling interest	9	8					1
Sale of subsidiary shares in noncontrolling interest	25						25
Acquisition of noncontrolling interest	98						98
Redeemable noncontrolling interest fair value adjustment	(1)			(1)
Redeemable noncontrolling interest reclassification to noncontrolling interest	(12)						(12)		12
Other	7			6			1		(8)
Redeemable noncontrolling interest in subsidiaries' earning	6						6		(6)
Dividends attributable to noncontrolling interest - RNCI									(2)
Purchase of subsidiary shares from noncontrolling interest - RNCI									(4)
Acquisition of noncontrolling interest - RNCI									189
Redeemable noncontrolling interest fair value adjustment - RNCI									1
Shareowners' Equity	27,579	17,285	(34,150)	52,873	(95)	(8,334)
Noncontrolling interest	1,590						1,590
Total Equity	29,169
Redeemable Noncontrolling Interest									296
Net Income - Retained Earnings	4,552			4,552
Net Income - NCI							(368)
Net income	4,920
Other comprehensive income (loss), net of tax - AOCI						809
Other comprehensive income (loss), net of tax - NCI							(56)		24
Other comprehensive income (loss), net of tax	889							$ 865
Common Stock issued under employee plans	348	331	7		10
Common Stock repurchased	1,452	(1)	1,453
Dividends on Common Stock	2,074			2,074
Dividends on ESOP Common Stock	72			72
Dividends attributable to noncontrolling interest	336						336
Purchase of subsidiary shares from noncontrolling interest	4	(4)					8
Sale of subsidiary shares in noncontrolling interest	8						8
Acquisition of noncontrolling interest	14						14
Redeemable noncontrolling interest fair value adjustment	(89)	(47)		(42)
Other	(141)			5			(136)
Redeemable noncontrolling interest in subsidiaries' earning	17						17		(17)
Dividends attributable to noncontrolling interest - RNCI									(7)
Purchase of subsidiary shares from noncontrolling interest - RNCI									(288)
Redeemable noncontrolling interest fair value adjustment - RNCI									89
Shareowners' Equity	29,610	$ 17,574	$ (35,596)	$ 55,242	$ (85)	$ (7,525)
Noncontrolling interest	1,811						$ 1,811
Total Equity	$ 31,421
Redeemable Noncontrolling Interest									$ 131